Note 22 - Share Capital - Components of Issued and Fully Paid (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
77,535,770 ordinary shares of 10 pence each (2017: 49,509,394 ordinary shares of 1 pence each)	$ 12,641	$ 8,667